Average Annual Total Returns{- Franklin Massachusetts Tax-Free Income Fund} - Franklin Tax-Free Trust - TF1-36 - Franklin Massachusetts Tax-Free Income Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class A1 Return Before Taxes Past 1 year	Class A1 Return Before Taxes Past 5 years	Class A1 Return Before Taxes Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 10 years	Class R6 Return Before Taxes Since Inception		Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Past 5 years	Advisor Class Return Before Taxes Past 10 years	Bloomberg Barclays Municipal Bond Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Bloomberg Barclays Municipal Bond Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	Bloomberg Barclays Municipal Bond Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	0.51%	2.50%	3.85%	0.51%	2.50%	3.85%	1.23%	2.57%	3.74%	0.67%	2.56%	3.87%	2.97%	2.77%	3.70%	4.73%		3.81%	[1]	4.60%	3.44%	4.38%	5.21%	3.91%	4.63%

[1]	1. Since inception August 1, 2017.